Investments Accounted for Using the Equity Method - Additional Information (Detail) $ in Thousands		12 Months Ended
	Jun. 09, 2016	Dec. 31, 2018 CLP ($)	Dec. 31, 2017	Sep. 14, 2016 USD ($)	Sep. 14, 2016 CLP ($)
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Ownership interest transferred	20.00%
Consideration transferred				$ 197,365,113.2	$ 132,820,800
Colbun | Centrales Hidroelectricas de Aysen S.A. [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Ownership interest		49.00%
Associates [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Commitments and contingencies		$ 0
Centrales Hidroelectricas de Aysen S.A. [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Impairment loss		$ 69,066,857
Ownership interest		51.00%	51.00%